Note 15 - Stock-based Compensation - Stock Option Transactions (Details)	12 Months Ended
	Oct. 31, 2023 $ / shares	Oct. 31, 2022 $ / shares
Statement Line Items [Line Items]
Outstanding, beginning of period	965,766	40,000
Outstanding, beginning of period, weighted average exercise price (in CAD per share)	$ 15.53	$ 7
Granted	1,500	971,707
Granted, weighted average exercise price (in CAD per share)	$ 15.9	$ 15.9
Exercised	(40,000)	0
Exercised, weighted average exercise price (in CAD per share)	$ 7	$ 0
Forfeited/cancelled	(52,873)	(45,941)
Forfeited/cancelled (in CAD per share)	$ 15.9	$ 15.9
Expired	0	0
Expired, weighted average exercise price (in CAD per share)	$ 0	$ 0
Outstanding, end of period	874,393	965,766
Outstanding, beginning of period, weighted average exercise price (in CAD per share)	$ 15.9	$ 15.53